Lee W. Cassidy
                  Attorney at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  lwcassidy@aol.com



Telephone: 949/673-4510              Fax:  949/673-4525

                  August 7, 2018


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          Re:  Amendment No. 1 to
	       Pluto Trail Acquisition Corporation
	       File No. 000-55948

Mesdames/Gentlemen:

     I attach for filing Amendment No. 1 to the Pluto Trail
Acquisition Corporation registration statement on Form 10-12g.

     The following responses address the comments of the reviewing staff of the Commission as set forth in a comment letter dated
July 17, 2018 (the "Comment Letter"). The comments in the Comment Letter are sequentially numbered and the answers set forth herein refer to each of the comments by number and by citing the location of each response thereto in the Registration Statement.

General

1. The Staff's comment is noted and the Registrant understands the filing requirements once the Form 10 becomes automatically effective.

Item 6.  Executive Compensation

2. Disclosure has been added to clarify that the executive officers received 10,000,000 shares of common stock valued at $1,000 for their services. The amended disclosure appears on page 13 under the "Management of Pluto Trail" paragraph and as the first paragraph under "Executive Compensation" on page 50.

    The Section "Recent Blank Check Companies" has been updated.


	                         /s/ Lee Cassidy
				  Cell phone:  202-415-3563